Segment Information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Information	Segment InformationWe have two operating segments: operations performed under our dayrate model (which includes rig charters and ancillary services) and operations performed under the Integrated Well Services ("IWS") model. IWS operations are performed by our joint venture entities Opex and Akal (see note 6). Our Chief Operating Decision Maker (our Board of Directors) reviews financial information provided as an aggregate sum of assets, liabilities and activities that exist to generate cash flow, by our two operating segments.
The following presents financial information by segment for the 3 months ended June 30, 2021:

(In $ millions)	Dayrate	IWS	Reconciling items (1)	Consolidated total
Revenue	49.4	85.6	(85.6)	49.4
Related party revenue	5.4	—	—	5.4
Intersegment revenue	43.1	—	(43.1)	—
Gain on disposal	—	—	0.8	0.8
Rig operating and maintenance expenses	(83.3)	(56.0)	91.9	(47.4)
Intersegment expenses	—	(43.1)	43.1	—
Depreciation of non-current assets	(26.1)	—	(0.3)	(26.4)
General and administrative expenses	—	—	(7.8)	(7.8)
Loss from equity method investments	—	—	(5.7)	(5.7)
Operating loss including equity method investment	(11.5)	(13.5)	(6.7)	(31.7)

Total assets	3,346.3	589.5	(793.6)	3,142.2

The following presents financial information by segment for the 3 months ended June 30, 2020:

(in $ millions)	Dayrate	IWS	Reconciling items (1)	Consolidated total
Revenue	71.7	86.0	(86.0)	71.7
Related party revenue	12.3	—	—	12.3
Intersegment revenue	47.2	—	(47.2)	—
Gain on disposal	—	—	12.8	12.8
Rig operating and maintenance expenses	(122.6)	(22.1)	62.0	(82.7)
Intersegment expenses	—	(47.2)	47.2	—
Depreciation of non-current assets	(27.0)	—	(0.5)	(27.5)
Impairment of non-current assets	(57.9)	—	—	(57.9)
General and administrative expenses	—	—	(19.9)	(19.9)
Income from equity method investments	—	—	11.3	11.3
Operating (loss)/income including equity method investment	(76.3)	16.7	(20.3)	(79.9)

Total assets	3,382.6	193.8	(327.3)	3,249.1
The following presents financial information by segment for the 6 months ended June 30, 2021:

(In $ millions)	Dayrate	IWS	Reconciling items (1)	Consolidated total
Revenue	96.8	245.1	(245.1)	96.8
Related party revenue	6.4	—	—	6.4
Intersegment revenue	75.7	—	(75.7)	—
Gain on disposal	—	—	0.7	0.7
Rig operating and maintenance expenses	(161.7)	(154.0)	219.5	(96.2)
Intersegment expenses	—	(75.7)	75.7	—
Depreciation of non-current assets	(54.0)	—	(0.8)	(54.8)
General and administrative expenses	—	—	(19.5)	(19.5)
Income from equity method investments	—	—	10.3	10.3
Operating (loss)/income including equity method investment	(36.8)	15.4	(34.9)	(56.3)

The following presents financial information by segment for the 6 months ended June 30, 2020:

(in $ millions)	Dayrate	IWS	Reconciling items (1)	Consolidated total
Revenue	165.0	135.8	(135.8)	165.0
Related party revenue	23.1	—	—	23.1
Intersegment revenue	78.0	—	(78.0)	—
Gain on disposal	—	—	13.1	13.1
Rig operating and maintenance expenses	(224.0)	(44.5)	115.4	(153.1)
Intersegment expenses	—	(78.0)	78.0	—
Depreciation of non-current assets	(58.9)	—	(1.0)	(59.9)
Impairment of non-current assets	(76.3)	—	—	(76.3)
General and administrative expenses	—	—	(29.9)	(29.9)
Income from equity method investments	—	—	8.5	8.5
Operating (loss)/income including equity method investment	(93.1)	13.3	(29.7)	(109.5)
(1) General and administrative expenses and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income / (loss) and are included in "Reconciling items." The full operating results included above for our equity method investments are not included within our consolidated results and thus are deducted under "Reconciling items" and replaced with our Income / (loss) from equity method investments (see note 6 for additional information).
Geographic data
Revenues are attributed to geographical location based on the country of operations for drilling activities, and thus the country where the revenues are generated.
The following presents our revenues by geographic area:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
South East Asia	21.4	16.9	48.3	35.8
Europe	17.5	11.3	31.4	39.9
West Africa	12.5	33.2	19.7	68.8
Mexico	3.4	12.3	3.8	23.1
Middle East	—	10.3	—	20.5
Total	54.8	84.0	103.2	188.1

Major customers
The following customers accounted for more than 10% of our dayrate revenues:

	3 months ended June 30, 2021	3 months ended June 30, 2020	6 months ended June 30, 2021	6 months ended June 30, 2020
(In % of operating revenues)
CNOOC Petroleum Europe Limited	18%	—%	19%	—%
BW Energy Gabon S.A.	13%	2%	7%	5%
PTT Exploration and Production Public Company Limited	12%	—%	24%	—%
JX Nippon Oil & Gas Exploration (Malaysia) Limited	12%	—%	6%	—%
Vestigo Petroleum Sdn. Bhd.	11%	—%	7%	—%
Pemex	7%	11%	5%	10%
ExxonMobil	—%	26%	2%	20%
National Drilling Company (ADOC)	—%	12%	—%	11%
Spirit Energy Production UK Limited	—%	7%	—%	10%
ENI	—%	12%	—%	7%
Total	73%	70%	70%	63%
Fixed Assets — Jack-up rigs (1)
The following presents the net book value of our jack-up rigs by geographic area:

	June 30, 2021	December 31, 2020
(In $ millions)
Mexico	1,263.8	1,277.4
Middle East	682.2	693.5
West Africa	576.8	587.3
Europe	260.7	266.4
Total	2,783.5	2,824.6
(1) The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenues or operating profits generated by such assets during the associated periods.